Mineral Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Mineral Property, Plant and Equipment
Mineral Property, Plant and Equipment
3.	MINERAL PROPERTY, PLANT AND EQUIPMENT

The Group’s exploration and evaluation assets are comprised of the following:

Year ended December 31, 2021	Mineral Property interest [1]	Plant and equipment [2]	Total
Cost
Beginning Balance	$112,541	$3,018	$115,559
Addition	–	277	277
Disposal [2]	–	(29)	(29)
Modification of lease terms	–	(237)	(237)
Ending balance	112,541	3,029	115,570

Accumulated depreciation
Beginning Balance	–	(2,148)	(2,148)
Depreciation charge for the year [3]	–	(329)	(329)
Derecognition on disposal [2]	–	23	23
Ending balance	–	(2,454)	(2,454)

Foreign currency translation difference
Beginning Balance	22,083	152	22,235
Movement for period	(1,004)	(8)	(1,012)
Ending balance	21,079	144	21,223

Net carrying value – December 31, 2021	$133,620	$719	$134,339

Year ended December 31, 2020	Mineral Property interest [1]	Plant and equipment [2]	Total
Cost
Beginning balance and Ending balance	$112,541	$3,018	$115,559

Accumulated depreciation
Beginning balance	–	(1,615)	(1,615)
Depreciation charge for the year [3]	–	(533)	(533)
Ending balance	–	(2,148)	(2,148)

Foreign currency translation difference
Beginning balance	24,766	157	24,923
Movement for the year	(2,683)	(5)	(2,688)
Ending balance	22,083	152	22,235

Net carrying value –December 31, 2020	$134,624	$1,022	$135,646

Notes to tables:

1.

Comprises the Pebble Project, a contiguous block of 1,840 mineral claims covering approximately 274 square miles located in southwest Alaska, 17 miles (30 kilometers) from the villages of Iliamna and Newhalen, and approximately 200 miles (320 kilometers) southwest of the city of Anchorage.

2.

Includes Right-of-use assets ("ROU Assets"), which relate to the use of office space, a copier, hangers, yard storage and one vehicle, which was disposed of in February 2021. The following comprises ROU Assets:

Year ended December 31, 2021	Land and Buildings	Equipment	Total
Cost
Beginning balance	$1,591	$53	$1,644
Addition	277	–	277
Disposal	–	(21)	(21)
Modification of lease terms	(237)	–	(237)
Ending balance	1,631	32	1,663

Accumulated depreciation
Beginning balance	(723)	(26)	(749)
Depreciation charge for the year [3]	(224)	(11)	(235)
Derecognition on disposal	–	17	17
Ending balance	(947)	(20)	(967)

Foreign currency translation difference
Beginning balance	(69)	(1)	(70)
Movement for year	(7)	–	(7)
Ending balance	(76)	(1)	(77)

Net carrying value – December 31, 2021	$608	$11	$619

Year ended December 31, 2020	Land and Buildings	Equipment	Total
Cost
Beginning and Ending balance	$1,591	$53	$1,644

Accumulated depreciation
Beginning balance	(411)	(9)	(420)
Depreciation	(312)	(17)	(329)
Ending balance	(723)	(26)	(749)

Foreign currency translation difference
Beginning balance	(63)	(1)	(64)
Movement for year	(6)	–	(6)
Ending Balance	(69)	(1)	(70)

Net carrying value – December 31, 2020	$799	$26	$825

3.

For the year ended December 31, 2021, ROU Asset depreciation of $192 (2020 – $235) is included in general and administrative expenses for the year ended December 31, 2021. The remainder is included in exploration and evaluation expenses.